Other financial instruments (Estimated Fair Value of Toyota's Financial Instrument, Excluding Marketable Securities, Other Securities Investments, Investments and Other Assets in Affiliated Companies and Derivative Financial Instruments) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Assets (Liabilities)
Cash and cash equivalents	¥ 2,995,075	¥ 2,939,428	¥ 2,284,557	¥ 2,041,170
Time deposits	1,082,654	1,032,034
Other receivables	436,867	451,406
Short-term borrowings	(4,953,682)	(4,698,134)
Carrying amount
Assets (Liabilities)
Cash and cash equivalents	2,995,075	2,939,428
Time deposits	1,082,654	1,032,034
Total finance receivables, net	14,064,660	13,525,997
Other receivables	436,867	451,406
Short-term borrowings	(4,953,682)	(4,698,134)
Long-term debt including the current portion	(14,179,796)	(13,573,517)
Estimated fair value
Assets (Liabilities)
Cash and cash equivalents	2,995,075	2,939,428
Time deposits	1,082,654	1,032,034
Total finance receivables, net	14,226,440	13,597,910
Other receivables	436,867	451,406
Short-term borrowings	(4,953,682)	(4,698,134)
Long-term debt including the current portion	(14,307,501)	(13,783,296)
Estimated fair value | Level 1
Assets (Liabilities)
Cash and cash equivalents	2,103,469	2,023,744
Estimated fair value | Level 2
Assets (Liabilities)
Cash and cash equivalents	891,606	915,684
Time deposits	1,082,654	1,032,034
Short-term borrowings	(4,953,682)	(4,698,134)
Long-term debt including the current portion	(12,241,617)	(11,882,343)
Estimated fair value | Level 3
Assets (Liabilities)
Total finance receivables, net	14,226,440	13,597,910
Other receivables	436,867	451,406
Long-term debt including the current portion	¥ (2,065,884)	¥ (1,900,953)